Annual Total Returns[BarChart] - Hartford Disciplined Equity HLS Fund - IA	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.15%	17.62%	35.82%	16.18%	6.83%	5.76%	21.92%	(1.99%)	34.12%	18.04%